UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:
Check here if Amendment	[X];	Amendment Number:

This Amendment (Check only one,):			[X ] is a restatement
							[  ] adds new holdings entries

Institutional Investment Manager Filing this Repot:
				Name:			Eastover Capital Management
				Address:		4725 Piedmont Row Drive
							Suite 450
							Charlotte, NC  28210
				13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting manager:

Name:					Jayne P Holland
Title:					Executive Vice President
Phone:					704-336-6818
Signature,				Place,			and Date of Signing:
Jayne P. Holland			Charlotte, NC		August 6,2008
Report Type (Check only one.):
					[X ]	13F HOLDING REPORT.
					[  ]	13F  NOTICE.
					[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC, Inc.                    Com              001055102     1684    26813 SH       SOLE                    26813
Abbott Laboratories            Com              002824100      476     8990 SH       SOLE                     8990
Air Products & Chemicals       Com              009158106     1970    19926 SH       SOLE                    19926
Allergan Inc                   Com              018490102      359     6900 SH       SOLE                     6900
Allstate Corp                  Com              020002101      202     4421 SH       SOLE                     4421
Altria Group Inc               Com              02209s103      608    29578 SH       SOLE                    29578
American Express               Com              025816109      887    23550 SH       SOLE                    23550
American Int'l Group           Com              026874107      733    27716 SH       SOLE                    27716
Ashland Oil Inc                Com              044209104      289     6000 SH       SOLE                     6000
Autodesk Inc                   Com              052769106     1258    37210 SH       SOLE                    37210
Automatic Data Processing Inc  Com              053015103     1450    34615 SH       SOLE                    34615
Avery Dennison Corp            Com              053611109      483    11000 SH       SOLE                    11000
BB&T Corporation               Com              054937107      529    23225 SH       SOLE                    23225
Bank of America Corp           Com              060505104     1409    59049 SH       SOLE                    59049
Bank of NY Mellon Corp         Com              064058100     1119    29589 SH       SOLE                    29589
Cadence Design Systems         Com              127387108      248    24556 SH       SOLE                    24556
Chevron Corp                   Com              166764100     2711    27352 SH       SOLE                    27352
Cisco Systems                  Com              17275R102     1490    64060 SH       SOLE                    64060
Conagra Inc                    Com              205887102      332    17228 SH       SOLE                    17228
Corning Inc                    Com              219350105     1269    55055 SH       SOLE                    55055
Costco Wholesale Corp          Com              22160k105      421     6000 SH       SOLE                     6000
Dean Foods Co                  Com              242370104      947    48275 SH       SOLE                    48275
Donaldson Co Inc               Com              257651109      357     8000 SH       SOLE                     8000
E.I. DuPont                    Com              263534109      229     5350 SH       SOLE                     5350
Eastover Trust Co              Com              999999998       83    15000 SH       SOLE                    15000
Ecolab Inc                     Com              278865100      265     6165 SH       SOLE                     6165
Electronic Arts                Com              285512109     1487    33478 SH       SOLE                    33478
Emerson Electric Co            Com              291011104      492     9950 SH       SOLE                     9950
Exxon Mobil Corp               Com              30231G102     3613    40992 SH       SOLE                    40992
Flowserve CP                   Com              34354P105     2245    16425 SH       SOLE                    16425
General Electric               Com              369604103     2512    94116 SH       SOLE                    94116
Genzyme Corp                   Com              372917104     1695    23584 SH       SOLE                    23584
Gilead Sciences Inc            Com              375558103     1582    29873 SH       SOLE                    29873
Hewlett-Packard Co             Com              428236103     1779    40242 SH       SOLE                    40242
Hill-Rom Holdings              Com              431475102      299    11068 SH       SOLE                    11068
Hillenbrand Inc                Com              431571108      237    11068 SH       SOLE                    11068
Honeywell Inc.                 Com              438516106     2000    39780 SH       SOLE                    39780
Int'l Bus. Machines            Com              459200101      492     4155 SH       SOLE                     4155
Intel Corp                     Com              458140100     1872    87135 SH       SOLE                    87135
JPMorgan Chase & Co            Com              46625H100      238     6948 SH       SOLE                     6948
Johnson & Johnson              Com              478160104     2167    33679 SH       SOLE                    33679
Kohl's                         Com              500255104      894    22326 SH       SOLE                    22326
L-3 Communications Holdings Cl Com              502424104     1161    12779 SH       SOLE                    12779
Marathon Oil Corp              Com              565849106      210     4054 SH       SOLE                     4054
Microsoft Corp                 Com              594918104     2219    80669 SH       SOLE                    80669
National Oilwell Varco         Com              637071101     1358    15309 SH       SOLE                    15309
PNC Financial                  Com              693475105     1294    22659 SH       SOLE                    22659
Patterson Companies Inc        Com              703395103     1389    47256 SH       SOLE                    47256
Peabody Energy Corp            Com              704549104     1883    21385 SH       SOLE                    21385
Pepsico Inc                    Com              713448108     2021    31777 SH       SOLE                    31777
Pharmaceutical Product Develop Com              717124101     1258    29320 SH       SOLE                    29320
Philip Morris Intl Inc         Com              718172109     1480    29967 SH       SOLE                    29967
Procter & Gamble               Com              742718109     1871    30766 SH       SOLE                    30766
Prudential Financial           Com              744320102     1814    30358 SH       SOLE                    30358
Roper Industries Inc           Com              776696106     1261    19140 SH       SOLE                    19140
Royal Bank of Canada           Com              780087102      874    19570 SH       SOLE                    19570
Safeway Inc Com New            Com              786514208      245     8592 SH       SOLE                     8592
Schein (Henry) Inc             Com              806407102      629    12194 SH       SOLE                    12194
Schlumberger ltd               Com              806857108     2060    19179 SH       SOLE                    19179
Sherwin-Williams               Com              824348106      230     5000 SH       SOLE                     5000
State Street Corp              Com              857477103     1613    25200 SH       SOLE                    25200
Sysco Corp                     Com              871829107     1107    40248 SH       SOLE                    40248
Target Corp                    Com              87612E106     1322    28433 SH       SOLE                    28433
Thermo Fisher Scientific Inc   Com              883556102     2119    38025 SH       SOLE                    38025
Unifi Inc                      Com              904677101       41    16082 SH       SOLE                    16082
Valspar Corp                   Com              920355104      267    14112 SH       SOLE                    14112
Verizon Communications         Com              92343v104     1154    32589 SH       SOLE                    32589
Yadkin Valley Bk & Trust, Elki Com              984314104      294    24626 SH       SOLE                    24626
Zimmer Holdings Inc            Com              98956p102     1314    19307 SH       SOLE                    19307
iShares Cohen & Steers REIT                     464287564      708     9428 SH       SOLE                     9428
iShares MSCI E.M.I.F.                           464287234      956     7043 SH       SOLE                     7043
iShares Russell 2000 Growth In                  464287648     2106    27658 SH       SOLE                    27658
iShares Russell 2000 Small Cap                  464287655      228     3307 SH       SOLE                     3307
iShares Russell 2000 Value Ind                  464287630     1622    25458 SH       SOLE                    25458
iShares Russell Mid-Cap                         464287499      244     2545 SH       SOLE                     2545
iShares Russell Mid-Cap Growth                  464287481     3777    35689 SH       SOLE                    35689
iShares Russell Mid-Cap Value                   464287473     2170    16872 SH       SOLE                    16872
iShares S&P TR 500 Index Fund                   464287200      372     2904 SH       SOLE                     2904
iShares TR Dow Jones US REIT                    464287739      256     4215 SH       SOLE                     4215
iShares TR MSCI EAFE Index Fun                  464287465     7899   115028 SH       SOLE                   115028
Merrill Lynch Private Equity F                  554998948      822 1245.000 SH       SOLE                 1245.000
Vanguard Short-Term Investment                                 150 14258.555SH       SOLE                14258.555

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	82
Form 13F Information Table Value Total:	99213X1000

List of Other Included Managers: